Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE:
Voyage revenues	$ 44,206	$ 34,532	$ 30,840
Management & consulting fee income	0	338	365
Total Revenues	44,206	34,870	31,205
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(2,214)	(1,805)	(3,936)
Vessel operating expenses	(18,239)	(14,342)	(16,090)
Depreciation	(10,012)	(6,236)	(4,725)
Depreciation of drydocking costs	(4,513)	(3,507)	(4,185)
Administrative expenses	(4,151)	(3,694)	(3,541)
Administrative expenses payable to related parties	(2,680)	(3,785)	(713)
Reversal of impairment	0	1,891	4,400
Gain from sale of vessel	2,137	2	3,876
Other (expenses)/income, net	(19)	5	(14)
Operating income	4,515	3,399	6,277
Interest income	1,529	2,766	2,634
Interest expense and finance costs, net	(8,133)	(6,289)	(4,354)
Gain from the modification of the Loan	461	0	417
Gain on derivative financial instruments	27	467	388
Foreign exchange gains/(losses), net	(146)	88	(90)
TOTAL INCOME/(LOSS) FOR THE YEAR	(1,747)	431	5,272
Other Comprehensive Income/(Loss)	0	0	0
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	$ (1,747)	$ 431	$ 5,272
(Loss)/Income per share (U.S.$):
-Diluted income per share for the period	$ (0.08)	$ 0.02	$ 0.26
-Basic income per share for the period	$ (0.08)	$ 0.02	$ 0.26